Capital management (Details)	Jun. 30, 2024	Dec. 31, 2023
Capital management
Total equity in % of total assets (equity ratio)	44.80%	43.70%
Debt and lease liabilities (including amounts directly associated with assets held for sale) in % of total assets	34.70%	35.90%